Impairment losses - Key assumptions used in value in use calculations (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Impairment losses
Key assumptions cash flow forecast period for licence and spectrum payments initial period for renewals and newly available spectrum	5 years
Key assumptions period for management plan used in long term growth rate.	5 years
Key assumption period management used forward looking equity market risk premium	10 years
EBITDaL CAGR cash flow projection period	5 years	5 years	5 years
Capital expenditure cash flow projection period	5 years	5 years	5 years
Assumptions used in value in use calculation
Impairment loss recognised in profit or loss	€ 64	€ 0
Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	7.80%	7.40%	7.40%
Long-term growth rate	0.60%	0.50%	0.50%
Projected adjusted EBITDAaL (as a percent)	1.80%	(0.10%)	1.20%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 3,200	€ 7,300	€ 7,400
Growth rate used to extrapolate cash flow projections	0.60%	0.50%	0.50%
Germany | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment	0.006	0.014	0.013
Germany | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment	(0.006)	(0.014)	(0.013)
Germany | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment	(0.018)	(0.041)	(0.040)
Germany | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment	0.055	0.126	0.127
Italy
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate	8.90%	9.30%	10.50%
Long-term growth rate	1.50%	1.50%	0.50%
Projected adjusted EBITDAaL (as a percent)	1.00%	(0.20%)	2.10%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 200	€ 400	€ 600
Growth rate used to extrapolate cash flow projections	1.50%	1.50%	0.50%
Italy | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment	0.002	0.003	0.007
Italy | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment	(0.002)	(0.003)	(0.008)
Italy | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment	(0.005)	(0.009)	(0.015)
Italy | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment	0.009	0.018	0.030
Vantage Towers Germany
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		6.10%	6.00%
Long-term growth rate		1.50%	1.50%
Projected adjusted EBITDAaL (as a percent)		11.00%	8.40%
Amount by which unit's recoverable amount exceeds its carrying amount			€ 3,500
Growth rate used to extrapolate cash flow projections		1.50%	1.50%
Vantage Towers Germany | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment			0.052
Vantage Towers Germany | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment			(0.049)
Vantage Towers Germany | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment			(0.193)
Vantage Towers Germany | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment			1.626
UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,300	€ 1,300
UK | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment	0.016	0.013	0.008
UK | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment	(0.019)	(0.015)	(0.008)
UK | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment	(0.041)	(0.031)	(0.017)
UK | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment	0.042	0.043	0.025
Spain
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate			9.20%
Long-term growth rate			0.50%
Projected adjusted EBITDAaL (as a percent)			4.90%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 400	€ 100	€ 300
Growth rate used to extrapolate cash flow projections			0.50%
Spain | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment	0.005	0.001	0.004
Spain | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment	(0.006)	(0.001)	(0.005)
Spain | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment	(0.015)	(0.004)	(0.015)
Spain | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment	0.022	0.005	0.016
Ireland
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate			7.70%
Long-term growth rate			0.50%
Projected adjusted EBITDAaL (as a percent)			0.50%
Amount by which unit's recoverable amount exceeds its carrying amount			€ 100
Growth rate used to extrapolate cash flow projections			0.50%
Ireland | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment			0.007
Ireland | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment			(0.007)
Ireland | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment			(0.016)
Ireland | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment			0.028
Romania
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate			9.90%
Long-term growth rate			1.00%
Projected adjusted EBITDAaL (as a percent)			0.90%
Amount by which unit's recoverable amount exceeds its carrying amount			€ 100
Growth rate used to extrapolate cash flow projections			1.00%
Romania | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment			0.007
Romania | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment			(0.009)
Romania | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment			(0.019)
Romania | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment			0.019
Portugal | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment			0.009
Portugal | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment			(0.010)
Portugal | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment			(0.022)
Portugal | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment			0.037
Czech Republic | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment			0.012
Czech Republic | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment			(0.013)
Czech Republic | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment			(0.030)
Czech Republic | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment			0.075
Hungary | Pre-tax discount rate
Impairment losses
Change in assumption that would lead to impairment			0.003
Hungary | Long-term growth rate
Impairment losses
Change in assumption that would lead to impairment			(0.004)
Hungary | Projected adjusted EBITDAaL CAGR
Impairment losses
Change in assumption that would lead to impairment			(0.007)
Hungary | Projected capital expenditure
Impairment losses
Change in assumption that would lead to impairment			0.015
Minimum [Member] | Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	19.40%	19.60%	19.70%
Minimum [Member] | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	16.50%	15.00%	14.40%
Minimum [Member] | Vantage Towers Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		32.00%	39.10%
Minimum [Member] | Other
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		6.20%
Long-term growth rate		1.00%
Projected adjusted EBITDAaL (as a percent)		(5.40%)
Projected capital expenditure (as a percent)		10.00%
Growth rate used to extrapolate cash flow projections		1.00%
Minimum [Member] | Spain
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			15.70%
Minimum [Member] | Ireland
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			12.60%
Minimum [Member] | Romania
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			12.30%
Maximum [Member] | Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	19.80%	21.80%	21.50%
Maximum [Member] | Italy
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)	17.90%	16.30%	15.90%
Maximum [Member] | Vantage Towers Germany
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)		62.10%	56.20%
Maximum [Member] | Other
Assumptions used in value in use calculation
Pre-tax risk adjusted discount rate		22.50%
Long-term growth rate		8.90%
Projected adjusted EBITDAaL (as a percent)		13.00%
Projected capital expenditure (as a percent)		51.40%
Growth rate used to extrapolate cash flow projections		8.90%
Maximum [Member] | Spain
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			17.60%
Maximum [Member] | Ireland
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			15.10%
Maximum [Member] | Romania
Assumptions used in value in use calculation
Projected capital expenditure (as a percent)			15.20%
Base Case | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 7,300	€ 7,400
Base Case | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 200	400	600
Base Case | Vantage Towers Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			3,500
Base Case | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		1,300
Base Case | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	400	100	300
Base Case | Ireland
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			100
Base Case | Romania
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			100
Decrease in discount rate by 1 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		14,900
Decrease in discount rate by 1 pps | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	1,400	1,700
Decrease in discount rate by 1 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		2,800
Decrease in discount rate by 1 pps | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	1,300	1,000
Increase in discount rate by 1 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		1,700
Increase in discount rate by 1 pps | Italy
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(800)	(700)
Increase in discount rate by 1 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		300
Increase in discount rate by 1 pps | Spain
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(300)	(600)
Decrease in EBITDA by 5 pps | Germany
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(1,400)	(1,600)
Decrease in EBITDA by 5 pps | Italy
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(1,600)	(1,600)	(1,300)
Decrease in EBITDA by 5 pps | Vantage Towers Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			2,400
Decrease in EBITDA by 5 pps | UK
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(700)
Decrease in EBITDA by 5 pps | Spain
Assumptions used in value in use calculation
Recoverable amount less carrying amount	(800)	(1,100)	(600)
Decrease in EBITDA by 5 pps | Ireland
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(200)
Decrease in EBITDA by 5 pps | Romania
Assumptions used in value in use calculation
Recoverable amount less carrying amount			(100)
Increase in EBITDA by 5 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		17,900	18,200
Increase in EBITDA by 5 pps | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	2,300	2,800	2,900
Increase in EBITDA by 5 pps | Vantage Towers Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			5,000
Increase in EBITDA by 5 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		3,800
Increase in EBITDA by 5 pps | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,800	1,500	1,400
Increase in EBITDA by 5 pps | Ireland
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			500
Increase in EBITDA by 5 pps | Romania
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			300
Decrease in long-term growth rate by 1 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		1,600	1,500
Decrease in long-term growth rate by 1 pps | Italy
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(600)	(100)
Decrease in long-term growth rate by 1 pps | Vantage Towers Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			2,200
Decrease in long-term growth rate by 1 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		400
Decrease in long-term growth rate by 1 pps | Spain
Assumptions used in value in use calculation
Recoverable amount less carrying amount		(500)	(300)
Increase in long-term growth rate by 1 pps | Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		15,600	16,000
Increase in long-term growth rate by 1 pps | Italy
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		1,700	1,600
Increase in long-term growth rate by 1 pps | Vantage Towers Germany
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			6,100
Increase in long-term growth rate by 1 pps | UK
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		2,800
Increase in long-term growth rate by 1 pps | Spain
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount		€ 900	1,000
Increase in long-term growth rate by 1 pps | Ireland
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			300
Increase in long-term growth rate by 1 pps | Romania
Assumptions used in value in use calculation
Amount by which unit's recoverable amount exceeds its carrying amount			€ 200